Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Accrued purchase commitments, current	$ 2,146	$ 5,329
Write-down of vendor advance		2,300	$ 10,560
Inventory purchase commitments
Commitments and Contingencies
Prepaid vendor advance, net of write-downs	17,100
Accrued purchase commitments, current	2,100
Net loss on vendor purchase commitment	0	14,000	53,200
Write-down of vendor advance		2,300	10,600
Increase in accrued purchase commitment liability		11,700	42,600
Utilization of accrual of purchase commitment liability	17,400	$ 35,000
Utilization of vendor advance previously written down	15,100
Inventory purchase commitments | Loss on product purchase commitments
Commitments and Contingencies
Net loss on vendor purchase commitment			$ 6,900
Minimum | Inventory purchase commitments
Commitments and Contingencies
Minimum inventory purchase commitments	$ 56,500